Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) Customers	Dec. 31, 2016 USD ($) Customers	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies (Textual)
Losses from operations	$ (6,871,542)	$ (12,283,219)
Shareholder's equity	12,271,745	(12,790,688)	$ (1,915,996)
Cash flows from operating activities	(8,973,695)	3,939,329
Cash and cash equivalents	72,379	83,843	$ 929,388
Working capital deficit	$ 1,371,672
Subsidiary entity shareholders voting, description	(i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.
Advertising costs	$ 23,171,170	$ 4,537,653
Percentage of revenue	10.00%	10.00%
Number of customers | Customers	2	4
Credit risk exposure of uninured cash in banks	$ 72,379	$ 83,843